Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Short-term bonds	$ 91,526
Money market funds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value	192,500
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term bonds	$ 91,500
Money Market And Korean Market Government Bonds [Member]
Cash Equivalents, at Carrying Value		$ 242,100